T. Rowe Price Large Cap Growth Portfolio Expense Example - T. Rowe Price Large Cap Growth Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	769
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,067
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	$ 949